Commitment and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum operating lease commitments	As of March 31, 2020, future minimum operating lease commitments were as follows (in thousands):

Year Ending December 31,	Amount
2020	$552
2021	569
2022	163
Total	$1,284
As of December 31, 2019, future minimum operating lease commitments were as follows (in thousands):

Year Ending December 31,	Amount
2020	$705
2021	489
2022	163
Total	$1,357